Related Party Transactions (Tables)	12 Months Ended
Jun. 30, 2020
Disclosure of transactions between related parties [abstract]
Schedule of directors' remuneration

2020	Short Term Benefits		Post- Employment Superannuation	Long Term Benefits Long- service	Equity
Directors' remuneration	Base Fee	Bonus	Contribution	Leave	Options	Total
	A$	A$	A$	A$	A$	A$
Mr. Geoffrey Kempler (1)	412,544	-	21,003	12,462	-	446,009
Mr. Brian Meltzer	73,059	-	6,941	-	-	80,000
Mr. Peter Marks	60,000	-	-	-	-	60,000
Mr. Lawrence Gozlan	60,000	-	-	-	-	60,000
Dr. David Sinclair	45,000	-	-	-	-	45,000
Mr. Tristan Edwards	45,000	-	-	-	-	45,000
	695,603	-	27,944	12,462	-	736,009

(1)	Base Fee includes movements in the annual leave provision relating to Mr. Geoffrey Kempler.

2019	Short Term Benefits		Post- Employment Superannuation	Long Term Benefits Long- service	Equity
Directors' remuneration	Base Fee	Bonus	Contribution	Leave	Options	Total
	A$	A$	A$	A$	A$	A$
Mr. Geoffrey Kempler (1)	395,728	-	20,531	7,794	-	424,053
Mr. Brian Meltzer	80,000	-	-	-	-	80,000
Dr. George Mihaly (2)	66,667	-	-	-	-	66,667
Mr. Peter Marks	60,000	-	-	-	-	60,000
Mr. Lawrence Gozlan (3)	580,000	-	-	-	-	580,000
Dr. Ira Shoulson (2)(4)	58,314	-	-	-	20,443	78,757
Dr. David Sinclair (2)	10,750	-	-	-	-	10,750
Mr. Tristan Edwards (2)	10,750	-	-	-	-	10,750
	1,262,209	-	20,531	7,794	20,443	1,310,977

(1)	Base Fee includes movements in the annual leave provision relating to Mr. Geoffrey Kempler.
(2)	The remuneration for Dr. George Mihaly and Dr. Ira Shoulson covered the period from 1 July 2018 to 8 April 2019, being the last day of being the Company's director. The remuneration for Dr. David Sinclair and Mr. Tristan Edwards covered the period from 8 April 2019, being the date of their appointment as directors of the Company, to June 30, 2019.
(3)	Includes corporate advisory fees paid to an associated entity of Mr. Lawrence Gozlan in the amount of A$520,000.
(4)	Dr. Ira Shoulson received unlisted options during the year. The option prices were calculated using the Black-Scholes Model applying the relevant inputs.

2018	Short Term Benefits		Post- Employment Superannuation	Long Term Benefits Long- service	Equity
Directors' remuneration	Base Fee	Bonus	Contribution	Leave	Options	Total
	A$	A$	A$	A$	A$	A$
Mr. Geoffrey Kempler (1) (3)	381,340	-	20,049	7,763	235,000	644,152
Mr. Lawrence Gozlan (3)	60,000	-	-	-	58,750	118,750
Mr. Brian Meltzer (3)	82,500	-	-	-	58,750	141,250
Dr. George Mihaly (3)	77,500	-	-	-	58,750	136,250
Mr. Peter Marks (3)	60,000	-	-	-	58,750	118,750
Dr. Ira Shoulson (2)	78,885	-	-	-	-	78,885
	740,225	-	20,049	7,763	470,000	1,238,037

(1)	Base Fee includes movements in the annual leave provision relating to Mr Geoffrey Kempler.
(2)	Includes consulting fees paid to Dr Ira Shoulson in the amount of A$12,021.
(3)	The Directors received unlisted options during the year. The option prices were calculated using the Black-Scholes Model applying the relevant inputs.

Schedule of executives' remuneration

			Post-Employment	Long Term Benefits
2020	Short Term Benefits		Superannuation	Long-service	Equity
Executives' Remuneration	Base Fee	Other	Contribution	Leave	Options	Total
	A$	A$	A$	A$	A$	A$
Ms. Kathryn Andrews (1)	228,788	-	21,003	8,066	-	257,857
Dr. David Stamler (1)	625,470	-	-	-	-	625,470

(1)	Base Fee includes movements in annual leave provision for, Ms Kathryn Andrews and Mr David Stamler accrued in accordance with their employment contracts.

			Post-Employment	Long Term Benefits
2019	Short Term Benefits		Superannuation	Long-service	Equity
Executives' Remuneration	Base Fee	Other	Contribution	Leave	Options	Total
	A$	A$	A$	A$	A$	A$
Ms. Kathryn Andrews (1)	236,665		20,531	15,222	-	272,418
Dr. David Stamler (1)	547,622				-	547,622

(1)	Base Fee includes movements in annual leave provision for, Ms Kathryn Andrews and Mr David Stamler accrued in accordance with their employment contracts.

			Post-Employment	Long Term Benefits	Equity
2018	Short Term Benefits		Superannuation	Long-service
Executives' Remuneration	Base Fee	Other	Contribution	Leave	Options	Total
	A$	A$	A$	A$	A$	A$
Ms. Dianne Angus (1) (2)	81,589	-	5,736	(8,920)	(3,433)	74,972
Ms. Kathryn Andrews (1) (3)	196,689	-	18,604	96	15,735	231,124
Dr. David Stamler (1) (3)	504,274	-	-	-	125,877	630,151

(1)	Base Fee includes movements in annual leave provision for Ms Dianne Angus, Ms Kathryn Andrews and Mr David Stamler accrued in accordance with their employment contracts.
(2)	The remuneration for Ms. Dianne Angus covers the period from 1 July 2017 to 10 October 2017, being the last day of her employment with the Company. The amount also includes payments of unused leave balances.
(3)	The equity component of Kathryn Andrews' and David Stamler's remuneration represents the portion of unlisted options granted in prior year but vested during the current year.

Schedule of key management personnel equity holdings

Fully Paid Ordinary Shares of the Company	Balance July 1, 2019	Received as Remuneration	Received on Exercise of Options	Net Change Other	Balance June 30, 2020
	No.	No.	No.	No.	No.
Mr. Geoffrey Kempler	18,011,000	-	-	-	18,011,000
Mr. Lawrence Gozlan	-	-	-	-	-
Mr. Brian Meltzer	326,666	-	-	-	326,666
Mr. Peter Marks	43,111	-	-	-	43,111
Dr. David Sinclair	-	-	-	-	-
Mr. Tristan Edwards	-	-	-	-	-
Ms. Kathryn Andrews	-	-	-	-	-
Dr. David Stamler	-	-	-	-	-
	18,380,777	-	-	-	18,380,777

Fully Paid Ordinary Shares of the Company	Balance July 1, 2018	Received as Remuneration	Received on Exercise of Options	Net Change Other	Balance June 30, 2019
	No.	No.	No.	No.	No.
Mr. Geoffrey Kempler	18,011,000	-	-	-	18,011,000
Mr. Lawrence Gozlan	-	-	-	-	-
Mr. Brian Meltzer	326,666	-	-	-	326,666
Dr. George Mihaly (1)	226,666	-	-	(226,666)	-
Mr. Peter Marks	43,111	-	-	-	43,111
Dr. David Sinclair	-	-	-	-	-
Mr. Tristan Edwards	-	-	-	-	-
Dr. Ira Shoulson	-	-	-	-	-
Ms. Kathryn Andrews	-	-	-	-	-
Dr. David Stamler	-	-	-	-	-
	18,607,443	-	-	(226,666)	18,380,777

1.	Other changes represented the holdings of Dr. George Mihaly when he ceased to be a director of the Group on 8 April 2019.

Fully Paid Ordinary Shares of the Company	Balance July 1, 2017	Received as Remuneration	Received on Exercise of Options	Net Change Other	Balance June 30, 2018
	No.	No.	No.	No.	No.
Mr. Geoffrey Kempler	18,011,000	-	-	-	18,011,000
Mr. Lawrence Gozlan	-	-	-	-	-
Mr. Brian Meltzer	326,666	-	-	-	326,666
Dr. George Mihaly	226,666	-	-	-	226,666
Mr. Peter Marks	43,111	-	-	-	43,111
Dr. Ira Shoulson	-	-	-	-	-
Ms. Dianne Angus	146,128	-	-	(146,128)	-
Ms. Kathryn Andrews	-	-	-	-	-
Dr. David Stamler (1)	-	-	-	-	-
	18,753,571	-	-	(146,128)	18,607,443

(1)	Opening balance on appointment as Senior Vice President Development and Chief Medical Officer on 15 May 2017.

Share Options of the Company	Balance July 1, 2019	Granted as Remuneration	Options Exercised	Options Expired	Options Forfeited	Net Change Other	Options Vested During 2020 fiscal year	Balance June 30, 2019	Total Vested and Exercisable June 30, 2020	Total Unvested June 30, 2020
	No.	No.	No.	No.	No.			No.	No.	No.
Mr. Geoffrey Kempler	5,000,000	-	-	-	-	-	-	5,000,000	5,000,000	-
Mr. Lawrence Gozlan	1,250,000	-	-	-	-	-	-	1,250,000	1,250,000	-
Mr. Brian Meltzer	1,250,000	-	-	-	-	-	-	1,250,000	1,250,000	-
Mr. Peter Marks	1,250,000	-	-	-	-	-	-	1,250,000	1,250,000	-
Dr. David Sinclair	-	-	-	-	-	-	-	-	-	-
Mr. Tristan Edwards	-	-	-	-	-	-	-	-	-	-
Ms. Kathryn Andrews	500,000	-	-	-	-	-	-	500,000	500,000	-
Dr. David Stamler	4,000,000	-	-	-	-	-	-	4,000,000	4,000,000	-
	13,250,000	-	0	0	-	-	-	13,250,000	13,250,000	-

Share Options of the Company	Balance July 1, 2018	Granted as Remuneration	Options Exercised	Options Expired	Options Forfeited	Net Change Other	Options Vested During 2019 fiscal year	Balance June 30, 2019	Total Vested and Exercisable June 30, 2019	Total Unvested June 30, 2019
	No.	No.	No.	No.	No.			No.	No.	No.
Mr. Geoffrey Kempler	5,000,000	-	-	-	-	-	-	5,000,000	5,000,000	-
Mr. Brian Meltzer	1,250,000	-	-	-	-	-	-	1,250,000	1,250,000	-
Dr. George Mihaly (1)	1,250,000	-	-		-	(1,250,000)	-	-	-	-
Mr. Peter Marks	1,250,000	-	-	-	-	-	-	1,250,000	1,250,000	-
Mr. Lawrence Gozlan	1,250,000	-	-	-	-	-	-	1,250,000	1,250,000	-
Dr. Ira Shoulson (1)	-	1,250,000	-		-	(1,250,000)	-	-	-	-
Dr. David Sinclair	-	-	-	-	-	-	-	-	-	-
Mr. Tristan Edwards	-	-	-	-	-	-	-	-	-	-
Ms. Kathryn Andrews	500,000	-	-	-	-	-	-	500,000	500,000	-
Dr. David Stamler	4,000,000	-	-	-	-	-	-	4,000,000	4,000,000	-
	14,500,000	1,250,000	0	0	-	(2,500,000)	-	13,250,000	13,250,000	-

(1)	Dr. George Mihaly and Dr. Ira Shoulson resigned on 8 April 2019.

Share Options of the Company	Balance July 1, 2017	Granted as Remuneration	Options Exercised	Options Expired	Options Forfeited	Net Change Other	Options Vested During 2018 fiscal year	Balance June 30, 2018	Total Vested and Exercisable June 30, 2018	Total Unvested June 30, 2018
	No.	No.	No.	No.	No.			No.	No.	No.
Mr. Geoffrey Kempler	4,000,000	5,000,000	-	(4,000,000)	-			5,000,000	5,000,000	-
Mr. Lawrence Gozlan	1,000,000	1,250,000	-	(1,000,000)	-			1,250,000	1,250,000
Mr. Brian Meltzer	1,000,000	1,250,000	-	(1,000,000)	-			1,250,000	1,250,000	-
Dr. George Mihaly	1,000,000	1,250,000	-	(1,000,000)	-			1,250,000	1,250,000	-
Mr. Peter Marks	1,000,000	1,250,000	-	(1,000,000)	-			1,250,000	1,250,000	-

Dr. Ira Shoulson	-	-	-	-	-			-	-	-
Ms. Dianne Angus (1)	2,360,000	-	-	-	(2,360,000)			-	-	-
Ms. Kathryn Andrews	500,000	-	-	-	-		500,000	500,000	500,000	-
Dr. David Stamler	4,000,000	-	-	-	-		4,000,000	4,000,000	4,000,000	-
	14,860,000	10,000,000	-	(8,000,000)	(2,360,000)		4,500,000	14,500,000	14,500,000

(1)	Ms Angus resigned effective October 10, 2017.